Employee Benefits - Summary of Sensitivity Analysis of Key Assumptions (Detail) $ in Millions	Oct. 31, 2025 CAD ($)
Pension plans [member] | 1% Actuarial Assumption of Discount Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in assumption	$ 1,382
Decrease in assumption	88
Pension plans [member] | 0.25% Actuarial Assumption of Expected Rates of Salary Increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	73
Increase in assumption	5
Pension plans [member] | Canada [member] | 1 Year Actuarial Assumption of Life Expectancy Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	160
Increase in assumption	10
Pension plans [member] | Mexico [member] | 1 Year Actuarial Assumption of Life Expectancy Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	3
Pension plans [member] | United States [member] | 1 Year Actuarial Assumption of Life Expectancy Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	2
Other benefit plans [member] | 1% Actuarial Assumption of Discount Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in assumption	124
Decrease in assumption	5
Other benefit plans [member] | 1% Actuarial Assumption of Medical Cost Trend Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	97
Decrease in assumption	(81)
Increase in assumption	13
Decrease in assumption	(10)
Other benefit plans [member] | Canada [member] | 1 Year Actuarial Assumption of Life Expectancy Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	18
Increase in assumption	1
Other benefit plans [member] | Mexico [member] | 1 Year Actuarial Assumption of Life Expectancy Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	3
Other benefit plans [member] | United States [member] | 1 Year Actuarial Assumption of Life Expectancy Rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in assumption	$ 1